Schedule of investments
Delaware Tax-Free Minnesota Fund	November 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.70%
Education Revenue Bonds — 22.75%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.25% 7/1/47	1,550,000	$ 1,201,917
Series A 4.375% 7/1/52	1,250,000	953,075
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,120,000	1,987,076
Series A 5.00% 3/1/39	385,000	346,146
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/45	1,705,000	1,542,121
Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	496,695
Series A 5.50% 7/1/50	2,000,000	1,948,140
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	3,355,000	2,923,849
Duluth Independent School District No. 709 Revenue
Series B 5.00% 2/1/28	350,000	375,995
Forest Lake, Minnesota Charter School Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	369,512
Series A 5.375% 8/1/50	2,290,000	2,103,433
Series A 5.50% 8/1/36	580,000	578,382
Series A 5.75% 8/1/44	1,895,000	1,852,287
Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	706,034
Series A 5.00% 7/1/47	2,290,000	1,907,226
Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,279,582
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	750,000	703,582
Series A 5.50% 6/1/57	500,000	466,800
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	300,000	294,657
Series A 144A 5.375% 7/1/42 #	880,000	816,992
Series A 144A 5.50% 7/1/52 #	1,440,000	1,300,421
NQ- 301 [1123] 0124 (3318281)    1

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.50% 7/1/57 #	1,120,000	$ 999,701
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	675,000	675,857
5.50% 8/1/49	3,250,000	3,253,055
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/37	1,500,000	1,426,680
(Carleton College)
4.00% 3/1/35	1,000,000	1,014,060
4.00% 3/1/36	415,000	419,212
4.00% 3/1/47	3,500,000	3,384,430
5.00% 3/1/44	1,275,000	1,311,057
5.00% 3/1/53	2,900,000	3,083,077
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	885,760
(College of St. Scholastica)
4.00% 12/1/29	280,000	277,312
4.00% 12/1/30	290,000	285,876
4.00% 12/1/33	500,000	485,010
4.00% 12/1/34	500,000	481,920
4.00% 12/1/40	1,200,000	1,061,820
(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,921,582
(Macalester College) 4.00% 3/1/42	500,000	495,725
(St. Catherine University)
5.00% 10/1/52	2,000,000	1,974,060
Series A 4.00% 10/1/36	925,000	898,499
Series A 5.00% 10/1/32	715,000	755,583
Series A 5.00% 10/1/35	875,000	912,196
Series A 5.00% 10/1/45	2,905,000	2,915,458
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	513,135
Series 8-I 5.00% 10/1/33	250,000	256,580
(St. Olaf College)
3.00% 10/1/38	1,000,000	856,470
4.00% 10/1/46	565,000	545,310
4.00% 10/1/50	700,000	661,864
Series 8-G 5.00% 12/1/31	670,000	689,745
2    NQ- 301 [1123] 0124 (3318281)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/32	670,000	$ 689,618
Series 8-N 4.00% 10/1/35	500,000	503,180
(Trustees of the Hamline University)
Series B 5.00% 10/1/37	955,000	964,703
Series B 5.00% 10/1/38	1,000,000	1,007,410
Series B 5.00% 10/1/39	940,000	945,179
Series B 5.00% 10/1/40	625,000	627,488
Series B 5.00% 10/1/47	1,060,000	1,052,283
(University of St. Thomas)
4.00% 10/1/36	700,000	704,949
4.00% 10/1/37	750,000	746,828
4.00% 10/1/44	1,800,000	1,681,146
5.00% 10/1/34	800,000	864,912
5.00% 10/1/40	1,595,000	1,668,593
Series 8-L 5.00% 4/1/35	1,250,000	1,296,150
Series A 4.00% 10/1/34	400,000	405,420
Series A 4.00% 10/1/36	500,000	502,405
Series A 5.00% 10/1/35	1,720,000	1,872,547
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	560,144
4.00% 11/1/42 (AMT)	1,300,000	1,231,776
Minnesota State Colleges & Universities Revenue
Series A 5.00% 10/1/26	4,990,000	5,260,358
Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	492,211
Series A 5.00% 9/1/44	1,565,000	1,352,223
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	683,646
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,770,000	2,286,219
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	702,388
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	859,060
Series A 5.75% 9/1/46	1,000,000	992,370
NQ- 301 [1123] 0124 (3318281)    3

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	$ 1,339,188
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,331,942
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	375,000	348,416
University of Minnesota Revenue
Series A 5.00% 4/1/34	2,115,000	2,189,025
Series A 5.00% 9/1/34	1,125,000	1,203,402
Series A 5.00% 4/1/35	3,175,000	3,281,807
Series A 5.00% 4/1/37	1,125,000	1,155,746
Series A 5.00% 9/1/41	750,000	782,610
Series A 5.00% 9/1/42	2,100,000	2,185,932
Series A 5.00% 11/1/42	2,000,000	2,167,880
Woodbury, Minnesota Revenue
(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,049,820
		109,583,930
Electric Revenue Bonds — 7.17%
Chaska, Minnesota Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,188,042
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	993,630
5.00% 10/1/29	395,000	400,649
5.00% 10/1/30	500,000	507,070
5.00% 10/1/33	1,205,000	1,220,255
5.00% 10/1/47	2,000,000	2,050,700
Series A 5.00% 10/1/30	1,060,000	1,074,988
Series A 5.00% 10/1/34	750,000	759,495
Series A 5.00% 10/1/35	1,525,000	1,543,941
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	585,000	606,850
5.00% 1/1/41	400,000	408,784
Series A 5.00% 1/1/26	425,000	425,535
Series A 5.00% 1/1/31	520,000	520,598
4    NQ- 301 [1123] 0124 (3318281)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	$ 108,575
Series AAA 5.25% 7/1/25 ‡	250,000	63,125
Series CCC 5.25% 7/1/27 ‡	1,875,000	473,437
Series WW 5.25% 7/1/33 ‡	1,250,000	315,625
Series XX 4.75% 7/1/26 ‡	260,000	65,650
Series XX 5.75% 7/1/36 ‡	925,000	233,563
Series ZZ 4.75% 7/1/27 ‡	210,000	53,025
Series ZZ 5.25% 7/1/24 ‡	350,000	88,375
Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	3,660,000	3,747,071
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	4,315,000	4,527,255
Series A 5.00% 1/1/46	3,310,000	3,376,101
(Capital Appreciation) Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,802,150
St. Paul Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/31	885,000	900,425
Series A 4.00% 10/1/33	365,000	369,975
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
Series A 4.00% 10/1/30	1,235,000	1,264,220
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,120,670
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,340,573
		34,550,352
Healthcare Revenue Bonds — 32.60%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	320,000	299,034
5.125% 11/1/49	1,100,000	881,397
Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	394,465
4.00% 9/1/61	500,000	366,300
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	500,000	426,505
NQ- 301 [1123] 0124 (3318281)    5

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
5.00% 9/1/58	1,605,000	$ 1,467,259
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	954,283
2nd Tier Series B 5.25% 1/1/37	480,000	343,224
4th Tier Series D 7.00% 1/1/37	1,585,000	1,096,091
4th Tier Series D 7.25% 1/1/52	2,580,000	1,610,771
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	1,862,586
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	450,000	372,807
5.00% 6/1/48	1,000,000	740,250
5.00% 6/1/53	2,450,000	1,757,581
Center City, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	471,600
4.00% 11/1/41	2,000,000	1,743,600
4.50% 11/1/34	1,700,000	1,675,435
5.00% 11/1/24	600,000	604,314
5.00% 11/1/26	500,000	502,930
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	403,505
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	78,869
5.00% 5/1/44	1,500,000	1,109,910
5.00% 5/1/51	1,585,000	1,111,465
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	274,072
Series A 144A 5.00% 8/1/46 #	1,500,000	1,349,625
Series A 144A 5.00% 8/1/51 #	880,000	772,570
6    NQ- 301 [1123] 0124 (3318281)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	$ 622,770
Series A 5.00% 4/1/40	705,000	589,514
Series A 5.00% 4/1/48	315,000	245,807
Duluth Economic Development Authority Revenue
(Benedictine Health System) Series A 4.00% 7/1/31	1,125,000	996,514
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	3,300,000	3,189,912
Series A 5.00% 2/15/53	6,100,000	6,109,028
Series A 5.00% 2/15/58	11,100,000	11,012,310
Series A 5.25% 2/15/58	7,250,000	7,295,965
(St. Luke’s Hospital of Duluth Obligated Group)
4.00% 6/15/36	400,000	375,956
Series A 3.00% 6/15/44	650,000	443,462
Series A 4.00% 6/15/34	215,000	207,318
Series A 4.00% 6/15/36	590,000	554,535
Series A 4.00% 6/15/37	380,000	348,677
Series A 4.00% 6/15/38	150,000	134,148
Series A 4.00% 6/15/39	150,000	132,351
Series B 5.25% 6/15/52	500,000	495,190
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	499,970
4.00% 4/1/25	660,000	655,011
4.00% 4/1/31	60,000	58,721
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	577,599
5.75% 2/1/44	500,000	405,725
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	400,000	244,000
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	1,860,180
5.00% 5/1/27	1,400,000	1,455,622
5.00% 5/1/29	1,000,000	1,036,740
5.00% 5/1/30	850,000	880,396
5.00% 5/1/31	500,000	516,840
NQ- 301 [1123] 0124 (3318281)    7

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
5.00% 5/1/32	825,000	$ 849,750
(North Memorial Health Care)
4.00% 9/1/35	350,000	333,809
5.00% 9/1/31	1,000,000	1,017,640
5.00% 9/1/32	1,000,000	1,015,720
Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	2,885,995
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	1,997,540
4.00% 11/15/40	2,500,000	2,447,775
(Fairview Health Services) Series A 5.00% 11/15/32	500,000	506,410
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	448,020
5.25% 11/1/45	1,950,000	1,673,295
5.375% 11/1/50	655,000	561,866
Minneapolis. Minnesota Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	5,794,111
Series A 5.00% 11/15/34	500,000	505,090
Series A 5.00% 11/15/35	1,500,000	1,557,720
Series A 5.00% 11/15/44	1,000,000	1,005,570
Series A 5.00% 11/15/49	6,115,000	6,175,171
Minneapolis–St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,627,376
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	9,350,000	9,467,436
5.00% 11/15/57	7,250,000	7,825,577
Series B 5.00% 11/15/33	1,750,000	2,042,058
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,230,000	3,119,922
8    NQ- 301 [1123] 0124 (3318281)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	1,200,000	$ 1,124,148
Series A 5.00% 9/1/35	250,000	232,913
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,375,000	1,137,153
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	886,589
5.00% 9/1/24	575,000	580,348
5.00% 9/1/25	750,000	756,952
5.00% 9/1/26	575,000	578,795
5.00% 9/1/27	405,000	407,365
5.00% 9/1/28	425,000	426,951
5.00% 9/1/29	425,000	426,832
5.00% 9/1/34	730,000	732,591
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	6,315,000	5,876,297
Series A 4.00% 5/1/37	1,765,000	1,758,681
Series A 5.00% 5/1/46	5,275,000	5,323,425
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	445,000	424,664
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	301,401
Series A 5.00% 12/1/36	750,000	731,805
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,181,308
Series A 5.00% 11/15/47	2,240,000	2,258,077
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	2,200,000	2,235,046
Series A 5.00% 7/1/33	4,760,000	4,824,974
(Marian Center Project) Series A 5.375% 5/1/43	500,000	421,905
NQ- 301 [1123] 0124 (3318281)    9

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	4,000,000	$ 3,183,080
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	441,870
4.00% 8/1/44	800,000	662,400
West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	217,213
4.75% 11/1/52	750,000	617,572
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	1,810,405
		157,033,320
Housing Revenue Bonds — 1.84%
Minnesota Housing Finance Agency Revenue
Series D 5.50% 7/1/53	1,990,000	2,097,161
Series F 4.50% 1/1/43	1,405,000	1,415,833
Series I 2.00% 7/1/40	630,000	448,818
Series I 2.20% 1/1/51	1,195,000	720,800
Series O 4.45% 7/1/38	1,700,000	1,737,332
Series O 4.65% 7/1/41	650,000	662,825
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,890,000	1,778,566
		8,861,335
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.88%
Cottonwood Revenue, Minnesota
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	729,490
Minnesota Municipal Gas Agency Revenue
(Subordinate)
Series A 4.00% 12/1/52 •	3,625,000	3,607,020
Sub-Series A 4.00% 12/1/27	1,300,000	1,303,588
10    NQ- 301 [1123] 0124 (3318281)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 #	8,665,000	$ 8,210,781
		13,850,879
Lease Revenue Bonds — 1.35%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,250,000	1,032,887
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	667,013
Series C 5.00% 8/1/34	1,565,000	1,578,803
Series C 5.00% 8/1/35	1,645,000	1,658,127
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease with Option to Purchase Project) 5.125% 2/1/43	1,250,000	1,216,450
(SWWC Service Cooperative Lease With Option to Purchase Project) 4.50% 2/1/33	345,000	339,891
		6,493,171
Local General Obligation Bonds — 16.56%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	632,040
Series A 3.00% 2/1/45	2,600,000	2,138,162
Brainerd, Minnesota Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,513,350
Series A 4.00% 2/1/42	3,500,000	3,506,720
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	915,000	920,280
Series A 4.00% 2/1/42	2,260,000	2,269,492
Series A 4.00% 2/1/43	1,925,000	1,929,774
Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,914,240
NQ- 301 [1123] 0124 (3318281)    11

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	$ 908,160
Series A 3.00% 2/1/41	1,000,000	827,370
Duluth, Minnesota
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,031,870
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,555,000	1,306,573
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	996,840
Series A 5.00% 2/1/48	1,850,000	1,971,545
Hennepin County, Minnesota
Series A 5.00% 12/1/36	700,000	734,937
Series A 5.00% 12/1/36	2,855,000	3,186,437
Series A 5.00% 12/1/37	2,850,000	3,030,462
Series A 5.00% 12/1/38	3,310,000	3,508,103
Series B 5.00% 12/1/30	1,000,000	1,058,690
Lakeville Independent School District No 194
(Lakeville area schools)
Series A 4.00% 2/1/34	800,000	862,512
Series A 4.00% 2/1/35	1,060,000	1,133,956
Maple Grove, Minnesota
Series A 4.00% 2/1/35	1,000,000	1,044,600
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area) Series C 4.00% 3/1/43	1,250,000	1,238,300
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	600,000	604,008
Minneapolis, Minnesota
(Green Bond) 3.00% 12/1/38	2,975,000	2,590,481
(Green Bonds)
3.00% 12/1/37	3,075,000	2,716,455
3.00% 12/1/40	1,875,000	1,586,850
3.00% 12/1/42	3,400,000	2,837,436
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	1,880,044
12    NQ- 301 [1123] 0124 (3318281)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View, Minnesota Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	$ 2,988,930
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,332,950
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	996,790
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,216,542
4.00% 2/1/43	1,130,000	1,132,802
Rice County, Minnesota
Series A 5.00% 2/1/44	3,865,000	4,249,567
Rosemount, Minnesota
Series A 4.00% 2/1/53	7,255,000	7,074,133
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,590,000	2,571,456
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	1,938,649
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,000,000	1,709,880
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	4,400,000	3,682,184
		79,773,570
Pre-Refunded Bonds — 0.34%
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	935,143
Series A 5.00% 11/15/30-25 §	670,000	688,512
		1,623,655
Special Tax Revenue Bonds — 3.22%
Commonwealth of Puerto Rico Revenue
(Restructured) 2.63% 11/1/43 •	1,095,233	570,890
NQ- 301 [1123] 0124 (3318281)    13

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis, Minnesota Charter School Lease Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	$ 253,523
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.098% 7/1/46 ^	2,750,000	811,498
Series A-1 1.26% 7/1/51 ^	31,552,000	6,864,453
Series A-1 4.75% 7/1/53	5,100,000	4,826,487
St. Paul, Minnesota Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	664,255
Series G 5.00% 11/1/31	1,500,000	1,520,655
		15,511,761
State General Obligation Bonds — 3.43%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	2,000,000	1,791,740
Series A-1 4.00% 7/1/46	2,000,000	1,666,900
Minnesota State
Series A 4.00% 9/1/38	625,000	639,006
Series A 5.00% 8/1/30	1,250,000	1,372,575
Series A 5.00% 8/1/37	2,925,000	3,152,536
Series A 5.00% 8/1/39	1,000,000	1,087,280
(State Trunk Highway) Series E 5.00% 10/1/26	2,980,000	3,163,091
(Various Purposes)
Series A 5.00% 8/1/27	1,000,000	1,035,670
Series A 5.00% 8/1/32	1,000,000	1,009,150
Series A 5.00% 8/1/35	500,000	554,790
Series A 5.00% 8/1/38	1,000,000	1,073,360
		16,546,098
Transportation Revenue Bonds — 5.45%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/32 (AMT)	755,000	809,005
Series B 5.00% 1/1/39 (AMT)	1,000,000	1,039,550
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,707,646
Series B 5.25% 1/1/47 (AMT)	2,000,000	2,102,980
(Senior)
Series C 5.00% 1/1/33	850,000	902,462
Series C 5.00% 1/1/36	600,000	633,030
14    NQ- 301 [1123] 0124 (3318281)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series C 5.00% 1/1/41	600,000	$ 623,142
Series C 5.00% 1/1/46	1,595,000	1,643,712
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,001,070
Series A 5.00% 1/1/44	200,000	208,520
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,317,318
Series B 5.00% 1/1/44 (AMT)	9,000,000	9,239,040
		26,227,475
Water & Sewer Revenue Bonds — 1.11%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	2,000,000	2,045,040
Series C 4.00% 3/1/32	3,225,000	3,296,434
		5,341,474
Total Municipal Bonds (cost $495,925,519)		475,397,020

Short-Term Investments — 1.74%
Variable Rate Demand Note — 1.74%
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.40% 11/15/48 (LOC – Wells Fargo Bank N.A.)•	8,365,000	8,365,000
Total Short-Term Investments (cost $8,365,000)		8,365,000
Total Value of Securities—100.44% (cost $504,290,519)		483,762,020

Liabilities Net of Receivables and Other Assets—(0.44)%		(2,115,794)
Net Assets Applicable to 43,807,378 Shares Outstanding—100.00%		$481,646,226
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2023, the aggregate value of Rule 144A securities was $15,450,697, which represents 3.21% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
NQ- 301 [1123] 0124 (3318281)    15

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
16    NQ- 301 [1123] 0124 (3318281)